Property, Plant and Equipment, Net - Summary of Changes in Right-of-use Assets Property Plant and Equipment (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure details of changes in right-of-use assets property plant and equipment [line items]
Beginning Balance	₩ 1,036,213
Right of use assets Acquisitions	184,260	₩ 224,667
Business Combination	193,572
Depreciation	(175,410)	(176,807)
Others	(146,789)	60,052
Ending balance	1,091,846	1,036,213
Land [member]
Disclosure details of changes in right-of-use assets property plant and equipment [line items]
Beginning Balance	391,446
Right of use assets Acquisitions	18,077	14,161
Business Combination	0
Depreciation	(16,843)	(14,191)
Others	(24,513)	19,757
Ending balance	368,167	391,446
Buildings and structures [member]
Disclosure details of changes in right-of-use assets property plant and equipment [line items]
Beginning Balance	143,854
Right of use assets Acquisitions	74,454	30,912
Business Combination	6,714
Depreciation	(50,397)	(61,261)
Others	(10,977)	2,443
Ending balance	163,648	143,854
Machinery and equipment [member]
Disclosure details of changes in right-of-use assets property plant and equipment [line items]
Beginning Balance	256,205
Right of use assets Acquisitions	43,088	13,543
Business Combination	175,795
Depreciation	(56,333)	(41,721)
Others	(99,734)	45,202
Ending balance	319,021	256,205
Vehicles [member]
Disclosure details of changes in right-of-use assets property plant and equipment [line items]
Beginning Balance	14,753
Right of use assets Acquisitions	12,467	12,159
Business Combination	98
Depreciation	(12,015)	(8,657)
Others	3,349	(205)
Ending balance	18,652	14,753
Ships [member]
Disclosure details of changes in right-of-use assets property plant and equipment [line items]
Beginning Balance	210,056
Right of use assets Acquisitions	23,793	120,217
Business Combination	0
Depreciation	(18,355)	(16,716)
Others	2	0
Ending balance	215,496	210,056
Other assets [member]
Disclosure details of changes in right-of-use assets property plant and equipment [line items]
Beginning Balance	19,899
Right of use assets Acquisitions	12,381	33,675
Business Combination	10,965
Depreciation	(21,467)	(34,261)
Others	(14,916)	(7,145)
Ending balance	6,862	19,899
Date of initial application IFRS-16 [member]
Disclosure details of changes in right-of-use assets property plant and equipment [line items]
Beginning Balance	1,036,213	928,301
Ending balance		1,036,213
Date of initial application IFRS-16 [member] | Land [member]
Disclosure details of changes in right-of-use assets property plant and equipment [line items]
Beginning Balance	391,446	371,719
Ending balance		391,446
Date of initial application IFRS-16 [member] | Buildings and structures [member]
Disclosure details of changes in right-of-use assets property plant and equipment [line items]
Beginning Balance	143,854	171,760
Ending balance		143,854
Date of initial application IFRS-16 [member] | Machinery and equipment [member]
Disclosure details of changes in right-of-use assets property plant and equipment [line items]
Beginning Balance	256,205	239,181
Ending balance		256,205
Date of initial application IFRS-16 [member] | Vehicles [member]
Disclosure details of changes in right-of-use assets property plant and equipment [line items]
Beginning Balance	14,753	11,456
Ending balance		14,753
Date of initial application IFRS-16 [member] | Ships [member]
Disclosure details of changes in right-of-use assets property plant and equipment [line items]
Beginning Balance	210,056	106,555
Ending balance		210,056
Date of initial application IFRS-16 [member] | Other assets [member]
Disclosure details of changes in right-of-use assets property plant and equipment [line items]
Beginning Balance	₩ 19,899	27,630
Ending balance		₩ 19,899